Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Medium-term notes issued	£ 39,783	£ 41,952
Covered bonds	12,529	14,242
Certificates of deposit issued	8,963	7,225
Securitisation notes	3,496	2,806
Commercial paper	19,447	12,753
Total debt securities in issue	84,218	78,978
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Medium-term notes issued	4,929	5,133
Covered bonds	0	0
Certificates of deposit issued	0	0
Securitisation notes	25	26
Commercial paper	0	0
Total debt securities in issue	4,954	5,159
At amortised cost £m
Disclosure of financial liabilities [line items]
Medium-term notes issued	34,854	36,819
Covered bonds	12,529	14,242
Certificates of deposit issued	8,963	7,225
Securitisation notes	3,471	2,780
Commercial paper	19,447	12,753
Total debt securities in issue	£ 79,264	£ 73,819